Document and Entity Information	Nov. 03, 2019
Cover [Abstract]
Entity Registrant Name	IBERIABANK CORP
Amendment Flag	false
Entity Central Index Key	0000933141
Document Type	8-K
Document Period End Date	Nov. 03, 2019
Entity Incorporation State Country Code	LA
Entity File Number	001-37532
Entity Tax Identification Number	72-1280718
Entity Address, Address Line One	200 West Congress Street
Entity Address, City or Town	Lafayette
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70501
City Area Code	(337)
Local Phone Number	521-4003
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (par value $1.00 per share)
Trading Symbol	IBKC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false